Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 5 – Subsequent events

1. Regarding additional ordinary shares issued under the SEPA subsequent to June 30, 2025, see Note 3.3 above.

2. Regarding additional ordinary shares issued under the 2024 Sales Agreement subsequent to June 30, 2025, see Note 3.4 above.

3. Regarding increase of the authorized share, see Note 3.5 above.